Summary of Outstanding Derivative Instruments (Detail)	Dec. 31, 2012 MBbls
Crude oil derivatives | Swaps
Derivative [Line Items]
Volume of derivative instruments held	1,020
Crude oil derivatives | Swaps | Derivatives Maturing In 2013
Derivative [Line Items]
Volume of derivative instruments held	1,020
Weighted average fixed price per unit, swaps	96.78
Crude oil derivatives | Costless collar
Derivative [Line Items]
Volume of derivative instruments held	5,030
Crude oil derivatives | Costless collar | Derivatives Maturing In 2013
Derivative [Line Items]
Volume of derivative instruments held	3,710
Weighted average fixed price per Bbl, sold puts	77.88
Weighted average fixed price per Bbl, purchased puts	99.94
Weighted average fixed price per Bbl, sold calls	114.26
Crude oil derivatives | Costless collar | Derivatives Maturing In 2014
Derivative [Line Items]
Volume of derivative instruments held	1,320
Weighted average fixed price per Bbl, sold puts	75.91
Weighted average fixed price per Bbl, purchased puts	92.54
Weighted average fixed price per Bbl, sold calls	103.08
Natural gas | Swaps
Derivative [Line Items]
Volume of derivative instruments held	25,200,000
Natural gas | Swaps | Derivatives Maturing In 2013
Derivative [Line Items]
Volume of derivative instruments held	16,800,000
Weighted average fixed price per unit, swaps	4.31
Natural gas | Swaps | Derivatives Maturing In 2014
Derivative [Line Items]
Volume of derivative instruments held	8,400,000
Weighted average fixed price per unit, swaps	3.95
Natural gas | Basis protection swaps
Derivative [Line Items]
Volume of derivative instruments held	30,490,000
Natural gas | Basis protection swaps | Derivatives Maturing In 2013
Derivative [Line Items]
Volume of derivative instruments held	16,400,000
Weighted average fixed price per unit, swaps	0.20
Natural gas | Basis protection swaps | Derivatives Maturing In 2014
Derivative [Line Items]
Volume of derivative instruments held	14,090,000
Weighted average fixed price per unit, swaps	0.23